Capital Structure, Common Stock Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Oct. 31, 2022	Aug. 31, 2022
Common stock buybacks [Abstract]
Authorized amount under share repurchase plan						$ 3,000
Additional authorized amount to repurchase of stock.			$ 3,000		$ 3,000
Repurchase of common stock (in shares)	0	1,427,753	1,862,038
Average price of repurchased shares (in dollars per share)		$ 2.09	$ 1.62
Payments for repurchase of common stock		$ 2,987	$ 3,016	$ 6,003